Discontinued Operation (Details) - Schedule of Discontinued Operation (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Discontinued Operation [Abstract]
Diluted loss per ADS – USD			$ 0.04